Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	December 31, 2024	June 30, 2025
	RM	RM	US$
Trade payables	11,237,702	25,299,095	6,005,435
Accruals	7,389,605	3,253,751	772,367
Sundry payables	1,110,105	10,774,503	2,557,624
Total	19,737,412	39,327,349	9,335,426